Stock-Based Compensation - Stock Option Activity (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Shares
Outstanding at beginning of period (in shares)	6,441,527	5,024,235	5,024,235	3,312,666
Granted (in shares)			1,997,964	1,961,150
Exercised (in shares)			(25,620)	(13,762)
Forfeited (in shares)			(555,051)	(235,820)
Outstanding at end of period (in shares)			6,441,527	5,024,235
Weighted average exercise price
Outstanding at beginning of period (in dollars per share)	$ 11.53	$ 9.92	$ 9.92	$ 8.20
Granted (in dollars per share)			15.70	12.61
Exercised (in dollars per share)			8.20	8.20
Forfeited (in dollars per share)			12.10	8.20
Outstanding at end of period (in dollars per share)			$ 11.53	$ 9.92
Stock options
Shares
Outstanding at beginning of period (in shares)	6,441,573	5,012,034	5,012,034
Granted (in shares)	264,976	24,584
Exercised (in shares)	(4,113)	(25,620)
Forfeited (in shares)	(99,326)	(492,880)
Expired (in shares)	(1,220)
Outstanding at end of period (in shares)	6,601,890	4,518,118	6,441,573	5,012,034
Weighted average exercise price
Outstanding at beginning of period (in dollars per share)	$ 9.59	$ 7.97	$ 7.97
Granted (in dollars per share)	19.14	11.33
Exercised (in dollars per share)	13.06	6.26
Forfeited (in dollars per share)	12.91	10.09
Expired (in dollars per share)	(11.33)
Outstanding at end of period (in dollars per share)	$ 9.92	$ 7.77	$ 9.59	$ 7.97